Business Acquisitions - Additional Information (Details)				5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 04, 2021 CAD ($) shares	Jun. 20, 2021	May 05, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($)	Jul. 19, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jul. 20, 2021 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Business Combinations [Line Items]
Cash consideration									$ 92,583,000
Issuance of common shares, value									26,216,000
Contingent consideration									$ 1,150,000
Convertible debenture settlement						$ 9,354,000	$ 0	$ 0
Equity component				$ 1,326,135,000		1,326,135,000	269,695,000	221,198,000		$ (7,908,000)
Liabilities component				98,127,000		98,127,000	25,176,000
Assets component				1,424,262,000		1,424,262,000	294,871,000
Issued Capital
Disclosure Of Business Combinations [Line Items]
Number of shares issued to settle convertible instruments, Shares | shares	2,500,000
Number of shares issued to settle convertible instruments, Value	$ 2,700,000
Convertible debenture settlement	$ 9,300,000
Equity component				2,035,704,000		2,035,704,000	$ 762,046,000	$ 509,654,000		$ 65,133,000
Inner Spirit
Disclosure Of Business Combinations [Line Items]
Business combination, Transaction end date		Jul. 20, 2021
Description of acquiree			Inner Spirit is a retailer and franchisor of Spiritleaf recreational cannabis stores across Canada, with a network that includes more than 100 franchised and corporate-owned locations.
Cash consideration			$ 92,600,000
Cash transferred for each ordinary shares of acquire			$ 0.30
Issuance of common shares | shares			24,400,000
Issuance of common shares, value			$ 26,200,000
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares			0.0835
Equity component				1,800,000		1,800,000
Liabilities component				300,000		300,000
Assets component				900,000		900,000
Revenue				16,100,000
Net earnings				$ 1,100,000
Revenue increased amount					$ 20,400,000
Net loss increased amount					$ 7,400,000
Acquisition-related costs for business transaction						$ 1,900,000
Inner Spirit | Inner Spirit Warrants
Disclosure Of Business Combinations [Line Items]
Contingent consideration			$ 1,200,000